Note 11 - Financial Risk Management (Details Textual) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 27, 2021	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2008
Statement Line Items [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	$ 15,686,000	$ 2,214,000
Juanicipio Entities [member]
Statement Line Items [Line Items]
Gains (losses) on change in value of foreign currency in associates and joint ventures		1,028,000
Share in gains (losses) on change in value of foreign currency in associates and joint ventures		452,000
MEXICO
Statement Line Items [Line Items]
Value added tax receivables		153,000
Net assets liabilities denominated in foreign currencies		$ 3,400,000	13,900,000
Percentage change in foreign exchange rates		10.00%		10.00%
Impact on earnings excluding currency exposure related taxes		$ 17,000	69,000
Country of domicile [member]
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies				$ 5,100		$ 19,810
Impact on earnings excluding currency exposure related taxes		$ 399,000	$ 1,556,000
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage		44.00%	44.00%	44.00%	44.00%	44.00%	44.00%	44.00%
Juanicipio Entities [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage		44.00%		44.00%
Juanicipio Entities [member] | MEXICO
Statement Line Items [Line Items]
Equity method investment, summarized financial information, assets, current		$ 25,415
MAG Silver Corporation [member] | MEXICO
Statement Line Items [Line Items]
Equity method investment, summarized financial information, assets, current		$ 11,183
Minera Juanicipio [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage		44.00%		44.00%
Net assets liabilities denominated in foreign currencies		$ 33,100,000					$ 3.2
Percentage change in foreign exchange rates		10.00%		10.00%
Impact on earnings excluding currency exposure related taxes		$ 178,000	$ 94,000
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 78,000	$ 41,000

[1]	Represents the Company’s 44% share of the Juanicipio Entities’s net income for the year, as determined by the Company.